Document and Entity Information	Feb. 22, 2023
Cover [Abstract]
Entity Registrant Name	1Life Healthcare Inc
Amendment Flag	false
Entity Central Index Key	0001404123
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 22, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39203
Entity Tax Identification Number	76-0707204
Entity Address, Address Line One	One Embarcadero Center
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	814-0927
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ONEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false